STATEMENT OF CASH FLOWS (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Cash Flows from Operating Activities
Net Loss	$ (66,990)	$ (458,131)	$ (525,121)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-employee stock based compensation	34,374	209,606	243,980
Depreciation expense	61	536	597
Changes in operating assets and liabilities
Prepaid expenses	(2,700)	(28,110)	(30,810)
Deferred offering costs	(358,900)	358,900	0
Accrued expenses	247,577	(166,754)	80,823
Due to related party	12,759	70,425	83,184
Net cash used in operating activities	(133,819)	(13,528)	(147,347)
Cash Flows from Investing Activities
Funds placed in trust account from offerings	0	(36,088,000)	(36,088,000)
Funds placed in trust account from underwriters' exercise of overallotment option	0	(518,096)	(518,096)
Proceeds from maturities of US Treasury Bills	0	36,618,000	(36,618,000)
Proceeds from maturities of US Treasury Bills reinvested in trust account	0	(36,619,638)	(36,619,638)
Interest reinvested in trust account	0	(19,280)	(19,280)
Purchases of fixed assets	(2,889)	0	(2,889)
Net cash used in investing activities	(2,889)	(36,627,014)	(36,629,903)
Cash Flows from Financing Activities
Proceeds from sale of ordinary shares to founding stockholders	1,409	155	1,564
Proceeds from initial public offering	0	36,000,000	36,000,000
Proceeds from issuance of underwriter purchase option	0	100	100
Proceeds from private placement of insider warrants	0	1,638,800	1,638,800
Proceeds from underwriter over-allotment exercise	0	529,750	529,750
Payment of underwriting fees and offering costs	0	(1,323,998)	(1,323,998)
Proceeds from notes payable to stockholders	150,000	0	150,000
Payment of notes payable to stockholders	0	(150,000)	(150,000)
Net cash provided by financing activities	151,409	36,694,807	36,846,216
Net increase in cash	14,701	54,265	68,966
Cash, at the beginning of the period	0	14,701	0
Cash, at the end of the period	14,701	68,966	68,966
Supplemental disclosure of non-cash financing activities
Deferred underwriters' commission included in proceeds from the IPO and over-allotment exercise	$ 0	$ 1,022,833	$ 1,022,833